Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

11.Property, Plant and Equipment, Net

The analysis of the changes in property, plant and equipment is as follows:

	Buildings and		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		Construction in
Changes	Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		Progress		Total
Cost:
January 1, 2017	Ps.	14,113,401	Ps.	105,720,368	Ps.	10,301,713	Ps.	995,247	Ps.	2,907,442	Ps.	6,955,847	Ps.	2,542,828	Ps.	15,053,731	Ps.	158,590,577
Additions		18,845		8,854,150		—		11,477		192,193		177,150		26,269		7,479,482		16,759,566
Retirements		(185,685)		(3,641,319)		—		(55,690)		(339,594)		(339,090)		(5,751)		(525,532)		(5,092,661)
Transfers and reclassifications		503,454		6,703,287		—		178,858		71,188		878,888		183,257		(8,518,932)		—
Effect of translation		(16,886)		(170,432)		—		(8,253)		(1,121)		(6,882)		704		(3,683)		(206,553)
December 31, 2017		14,433,129		117,466,054		10,301,713		1,121,639		2,830,108		7,665,913		2,747,307		13,485,066		170,050,929
Additions		42,118		12,171,500		—		50,689		104,310		506,628		33,034		5,800,212		18,708,491
Acquisition of Axtel		—		2,053,153		—		—		76,955		—		—		—		2,130,108
Retirements		(5,239)		(3,617,769)		—		(22,594)		(89,465)		(120,959)		(103)		(758,368)		(4,614,497)
Transfers and reclassifications		171,395		5,216,887		—		55,111		164,128		799,126		436,674		(6,843,321)		—
Effect of translation		(5,799)		(118,638)		—		(903)		(274)		(2,253)		(1,673)		(409)		(129,949)
December 31, 2018	Ps.	14,635,604	Ps.	133,171,187	Ps.	10,301,713	Ps.	1,203,942	Ps.	3,085,762	Ps.	8,848,455	Ps.	3,215,239	Ps.	11,683,180	Ps.	186,145,082

Depreciation:
January 1, 2017	Ps.	(4,487,582)	Ps.	(55,390,993)	Ps.	(4,052,840)	Ps.	(524,108)	Ps.	(1,435,460)	Ps.	(4,519,822)	Ps.	(1,396,200)	Ps.	—	Ps.	(71,807,005)
Depreciation of the year		(256,412)		(13,271,239)		(567,454)		(94,728)		(313,280)		(1,017,204)		(351,717)		—		(15,872,034)
Retirements		42,398		2,480,771		—		52,503		274,734		326,857		5,198		—		3,182,461
Reclassifications		—		—		—		137		—		(137)		—		—		—
Effect of translation		6,729		146,440		—		7,699		857		4,182		(448)		—		165,459
December 31, 2017		(4,694,867)		(66,035,021)		(4,620,294)		(558,497)		(1,473,149)		(5,206,124)		(1,743,167)		—		(84,331,119)
Depreciation of the year		(272,593)		(14,593,244)		(567,455)		(110,137)		(281,662)		(1,074,707)		(334,745)		—		(17,234,543)
Retirements		27,005		2,440,505		—		19,525		77,621		112,719		103		—		2,677,478
Reclassifications		—		19		—		—		26,270		(26,289)		—		—		—
Effect of translation		1,259		79,463		—		845		252		2,152		1,661		—		85,632
December 31, 2018	Ps.	(4,939,196)	Ps.	(78,108,278)	Ps.	(5,187,749)	Ps.	(648,264)	Ps.	(1,650,668)	Ps.	(6,192,249)	Ps.	(2,076,148)	Ps.	—	Ps.	(98,802,552)

Carrying value:
At January 1, 2017	Ps.	9,625,819	Ps.	50,329,375	Ps.	6,248,873	Ps.	471,139	Ps.	1,471,982	Ps.	2,436,025	Ps.	1,146,628	Ps.	15,053,731	Ps.	86,783,572
At December 31, 2017	Ps.	9,738,262	Ps.	51,431,033	Ps.	5,681,419	Ps.	563,142	Ps.	1,356,959	Ps.	2,459,789	Ps.	1,004,140	Ps.	13,485,066	Ps.	85,719,810
At December 31, 2018	Ps.	9,696,408	Ps.	55,062,909	Ps.	5,113,964	Ps.	555,678	Ps.	1,435,094	Ps.	2,656,206	Ps.	1,139,091	Ps.	11,683,180	Ps.	87,342,530

Depreciation charges are presented in Note 20.

Property, plant and equipment include the following assets under finance leases as of December 31:

	2018		2017
Satellite transponders	Ps.	4,275,619	Ps.	6,065,509
Accumulated depreciation		(1,781,508)		(3,286,356)
	Ps.	2,494,111	Ps.	2,779,153

Technical equipment	Ps.	1,896,682	Ps.	1,677,260
Accumulated depreciation		(987,924)		(686,555)
	Ps.	908,758	Ps.	990,705

Property, plant and equipment include the following technical equipment leased to subscribers in the Sky and Cable segments as of December 31:

	2018		2017
Subscriber leased set-top equipment	Ps.	31,021,716	Ps.	27,804,259
Accumulated depreciation		(18,130,189)		(17,086,983)
	Ps.	12,891,527	Ps.	10,717,276